FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Auction rate securities
Gross unrealized losses	$ 0	$ 0
Twoo [Member]
Contingent consideration arrangment
Fair Value of continegent consideration discount rate	15.00%
Contingent Consideration, Current	7,100,000
Contingent Consideration, Noncurrent	36,500,000
Twoo [Member] | Maximum
Contingent consideration arrangment
Discounted Liability in Fair Value Calculation of Contingent Consideration Arrangement	51,400,000.00
Twoo [Member] | Minimum
Contingent consideration arrangment
Discounted Liability in Fair Value Calculation of Contingent Consideration Arrangement	34,200,000.00
Auction rate securities
Changes in assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Balance at the beginning of the period, assets	8,100,000	5,870,000
Total net (losses) gains (realized and unrealized) included in other comprehensive income, assets	820,000	2,230,000
Settlements, assets		0
Balance at the end of the period, assets	8,920,000	8,100,000
Auction rate securities
Cost Basis	10,000,000
Gross unrealized losses	1,100,000	1,900,000
Contingent Consideration Arrangement
Changes in liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Balance at the beginning of the period, liabilities	0	(10,000,000)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	(343,000)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)	(2,445,000)
Fair value at date of acquisition, liabilities	(40,837,000)	0
Settlements, liabilities	0	10,000,000
Balance at the end of the period, liabilities	$ (43,625,000)	$ 0